SCHEDULE OF RIGHT OF USE ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Right-of-use Rou Assets And Lease Payable
Operating lease ROU asset, net		$ 1,808	$ 1,397	$ 1,843	$ 1,448
Current portion	$ 223	302	227	300	280
Non-current portion	$ 832	1,127	973	1,283	1,406
Total		$ 1,429	$ 1,200	$ 1,583	$ 1,686